Cash and Investments - Schedule of Pledged Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Financial assets pledged as liabilities	$ 5,706.0	$ 5,481.0
Regulatory deposits
Investment [Line Items]
Financial assets pledged as liabilities	4,256.8	4,748.2
Security for reinsurance and other
Investment [Line Items]
Financial assets pledged as liabilities	$ 1,449.2	$ 732.8